Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2008 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of Preferred stock		7,225		7,225
Preferred stock value		$ 7,120		$ 7,225
Dividend rate	5.00%
Future dividend rate	9.00%
Liquidation preference	$ 1
Cumulative deferred dividend payments		466	90
Proceeds from stock offering	3,000
Deferred dividends totaling	801
Increase in common stockholders' equity	$ 4,960